FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450
                                   ---------

                         FRANKLIN TEMPLETON GLOBAL TRUST
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end: 10/31
                         -----

Date of reporting period: 1/31/10
                          -------


Item 1. Schedule of Investments.


FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                          PRINCIPAL (a)
                                                                             AMOUNT               VALUE
                                                                         --------------       ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 63.1 %
(b) Canada Treasury Bill, 5/28/10                                            24,500,000 CAD   $ 22,888,577
    Government of Australia, 5.25%, 8/15/10                                   9,000,000 AUD      8,001,002
    Government of Japan,
       0.50%, 2/15/10                                                     2,300,000,000 JPY     25,479,149
       0.60%,9/20/10                                                      3,000,000,000 JPY     33,328,212
(b) Norway Treasury Bill,
       3/17/10                                                              231,850,000 NOK     39,035,608
       6/16/10                                                              100,000,000 NOK     16,743,727
    Queensland Treasury Corp., 10, 5.50%, 5/14/10                            24,500,000 AUD     21,785,227
(b) Sweden Treasury Bill,
       2/17/10                                                              386,300,000 SEK     52,276,198
       3/17/10                                                              386,300,000 SEK     52,270,740
    Treasury Corp. Victoria, 5.50%, 9/15/10                                  25,000,000 AUD     22,311,860
                                                                                              ------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $297,210,311)                         294,120,300
                                                                                              ------------
                                                                             SHARES
                                                                         --------------
    MONEY MARKET FUNDS (COST $170,933,049) 36.6%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%             170,933,049        170,933,049
                                                                                              ------------
    Total Investments (COST $468,143,360) 99.7%                                                465,053,349
    OTHER ASSETS, LESS LIABILITIES 0.3%                                                          1,591,399
                                                                                              ------------
    NET ASSETS 100.0%                                                                         $466,644,748
                                                                                              ============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

At January 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                                           Contract    Settlement    Unrealized      Unrealized
Currency                         Counterparty   Type       Quantity         Amount        Date      Appreciation    Depreciation
--------                         ------------   ----   ---------------   -----------   ----------   ------------   -------------
South Korean Won                 HSBC           Buy      3,297,000,000   $ 2,424,265      2/12/10    $  419,587    $        --
Japanese Yen                     DBAB           Sell       774,539,750     7,858,561      2/16/10            --       (721,224)
Japanese Yen                     DBAB           Buy        774,539,750     8,636,898      2/16/10            --        (57,113)
Swedish Krona                    DBAB           Sell        27,820,000     3,380,439      2/17/10            --       (384,692)
Swedish Krona                    DBAB           Buy         27,820,000     3,357,268      2/17/10       407,863             --
Swiss Franc                      DBAB           Buy          5,000,000     4,324,885      3/04/10       389,626             --
Polish Zloty                     DBAB           Buy          4,800,000     1,371,429      3/17/10       266,405             --
South Korean Won                 JPHQ           Buy     11,778,110,000     8,770,000      4/01/10     1,375,963             --
Mexican Peso                     DBAB           Sell       165,419,010    12,164,504      4/05/10            --       (381,068)
Mexican Peso                     DBAB           Buy        165,419,010    11,070,000      4/05/10     1,475,572             --
Japanese Yen                     BZWS           Sell     5,856,456,029    63,360,987      4/28/10            --     (1,534,081)
Japanese Yen                     BZWS           Buy      5,856,456,029    63,657,131      4/28/10     1,237,937             --
Australian Dollar                BOFA           Buy          2,200,000     2,002,000      5/17/10            --        (79,568)
Polish Zloty                     DBAB           Buy          2,700,000       973,780      5/18/10            --        (56,801)
Swiss Franc                      DBAB           Buy          4,568,615     4,293,004      6/07/10        17,366             --
Polish Zloty                     DBAB           Buy          2,514,355       774,124      6/14/10        78,160             --
Swiss Franc                      DBAB           Buy          2,750,000     2,649,326      6/28/10            --        (54,374)
Polish Zloty                     DBAB           Buy          6,900,000     2,099,051      6/29/10       237,323             --
Polish Zloty                     DBAB           Buy          1,800,000       579,579      7/20/10        28,998             --
Polish Zloty                     DBAB           Buy          7,000,000     2,390,465      7/26/10            --        (24,785)
Swiss Franc                      UBSW           Buy         10,146,672     9,726,022      7/26/10            --       (149,475)
Indonesian Rupiah                HSBC           Buy    208,055,500,000    19,779,019      7/30/10     1,677,621             --
Malaysian Ringgit                HSBC           Buy         57,816,100    16,373,860      7/30/10       413,490             --
Indonesian Rupiah                HSBC           Buy     67,360,000,000     6,180,384      9/07/10       710,215             --
Polish Zloty                     DBAB           Buy          4,402,925     1,473,289      9/07/10         9,818             --
Brazilian Real                   DBAB           Buy         16,214,000     8,800,000     10/21/10            --       (644,406)
Canadian Dollar                  UBSW           Buy         12,166,830    11,700,000     10/21/10            --       (334,383)
Chilean Peso                     DBAB           Buy      2,761,650,000     5,100,000     10/21/10       205,028             --
Indian Rupee                     DBAB           Buy        412,544,000     8,800,000     10/21/10            --        (45,622)
New Israeli Shekel               DBAB           Buy         18,889,380     5,100,000     10/21/10            --        (68,266)
Norwegian Krone                  UBSW           Buy        157,066,250    27,500,000     10/21/10            --     (1,371,678)
Swiss Franc                      UBSW           Buy         10,000,000     9,890,219     10/21/10            --       (443,003)
Swiss Franc                      DBAB           Buy          4,537,463     4,534,968     11/29/10            --       (245,550)
Malaysian Ringgit                DBAB           Buy          6,000,000     1,759,531     12/15/10            --        (26,470)
                                                                                                     ----------    -----------
Unrealized appreciation
   (depreciation)                                                                                     8,950,972     (6,622,559)
                                                                                                     ----------    -----------
   Net unrealized appreciation
      (depreciation)                                                                                 $2,328,413
                                                                                                     ==========

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
DBAB   Deutsche Bank AG
HSBC   HSBC Bank USA
JPHQ   JPMorgan Chase Bank NA
UBSW   UBSAG

CURRENCY

AUD   Australian Dollar
CAD   Canadian Dollar
JPY   Japanese Yen
NOK   Norwegian Krone
SEK   Swedish Krona

FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (Fund).

2. SECURITY VALUATION

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

4. INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $468,477,740
                                             ------------
Unrealized appreciation                      $  3,436,085
Unrealized depreciation                        (6,860,476)
                                             ------------
Net unrealized appreciation (depreciation)   $ (3,424,391)
                                             ------------

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets and liabilities carried at fair value:

                                           LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                        ------------   ------------   -------   ------------
ASSETS:
   Investments in Securities:
      Foreign Government and
         Agency Securities              $         --   $294,120,300     $--     $294,120,300
      Short Term Investments             170,933,049             --      --      170,933,049
                                        ------------   ------------     ---     ------------
      Total Investments in Securities   $170,933,049   $294,120,300     $--     $465,053,349
                                        ------------   ------------     ---     ------------
   Forward Exchange Contracts                     --      8,950,972      --        8,950,972
LIABILITIES:
   Forward Exchange Contracts                     --      6,622,559      --        6,622,559

6. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15,2010. The Fund is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.







Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST


By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010